Retirement benefits obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 277,000
Net defined benefit (liability) asset	(1,281,525)	SFr (1,692,537)
Experience adjustment	366,888	(208,572)
Actuarial loss on plan assets	(106,340)	(24,957)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(9,276,675)	(9,406,967)	SFr (8,583,214)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	7,995,150	7,714,430	SFr 7,101,476
Actuarial loss on plan assets	SFr (106,340)	SFr (24,957)